iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  8 .6%
Clean Harbors, Inc.
(a)
....................... 44,675 $ 4,359,833
Republic Services, Inc. ...................... 180,590 25,040,610
Stericycle, Inc.
(a) (b)
......................... 80,120 3,755,224
Waste Management, Inc.
(b)
................... 363,629 59,838,788
92,994,455
a
Electric Utilities  —  56 .5%
Alliant Energy Corp. ........................ 219,468 13,372,185
American Electric Power Co., Inc. ............... 450,488 44,400,097
Avangrid, Inc. ............................ 61,956 3,019,116
Constellation Energy Corp.
(b)
.................. 285,957 18,901,758
Duke Energy Corp. ........................ 674,790 74,179,665
Edison International ........................ 329,242 22,312,730
Entergy Corp. ............................ 177,763 20,465,854
Evergy, Inc. .............................. 194,637 13,285,922
Eversource Energy ........................ 301,781 26,623,120
Exelon Corp. ............................. 858,245 39,899,810
FirstEnergy Corp. ......................... 475,513 19,543,584
Hawaiian Electric Industries, Inc. ............... 95,099 4,022,688
IDACORP, Inc. ........................... 44,089 4,925,623
NextEra Energy, Inc. ....................... 1,720,743 145,385,576
NRG Energy, Inc. .......................... 206,582 7,798,471
OGE Energy Corp. ......................... 174,835 7,182,222
PG&E Corp.
(a)
............................ 1,358,269 14,750,801
Pinnacle West Capital Corp. .................. 98,841 7,261,848
PPL Corp. .............................. 645,336 18,766,371
Southern Co. (The) ........................ 930,095 71,515,005
Xcel Energy, Inc. .......................... 477,596 34,950,475
612,562,921
a
Electrical Equipment  —  0 .5%
Sunrun, Inc.
(a) (b)
........................... 179,927 5,881,814
a
Gas Utilities  —  2 .6%
Atmos Energy Corp. ........................ 120,824 14,666,825
National Fuel Gas Co. ...................... 76,784 5,554,554
UGI Corp. ............................... 183,285 7,910,581
28,131,960
a
Independent Power and Renewable Electricity Producers  —  2 .5%
AES Corp. (The) .......................... 584,139 12,979,569
Brookfield Renewable Corp. , Class A ............ 111,629 4,366,926
Vistra Corp. ............................. 373,212 9,647,530
26,994,025
a
Multi-Utilities  —  25 .9%
Ameren Corp. ............................ 225,374 20,986,827
CenterPoint Energy, Inc. ..................... 551,729 17,484,292
CMS Energy Corp. ......................... 253,512 17,423,880
Consolidated Edison, Inc. .................... 310,782 30,851,329
Dominion Energy, Inc. ....................... 710,709 58,263,924
DTE Energy Co. .......................... 168,930 22,011,579
NiSource, Inc. ............................ 355,500 10,807,200
Public Service Enterprise Group, Inc. ............ 436,047 28,635,206
Sempra Energy ........................... 275,629 45,699,288
WEC Energy Group, Inc. ..................... 276,359 28,688,828
280,852,353
a
Security Shares Value
a
Water Utilities  —  3 .2%
American Water Works Co., Inc. ................ 159,322 $ 24,765,012
Essential Utilities, Inc. ....................... 202,589 10,522,472
35,287,484
a
Total Common Stocks — 99.8%
(Cost: $ 976,577,655 ) ................................ 1,082,705,012
Total Long-Term Investments — 99.8%
(Cost: $ 976,577,655 ) ................................ 1,082,705,012
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 4,796,203 4,796,203
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 1,408,119 1,408,119
a
Total Short-Term Securities — 0.6%
(Cost: $ 6,203,560 ) .................................. 6,204,322
Total Investments — 100.4%
(Cost: $ 982,781,215 ) ................................ 1,088,909,334
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (4,347,429)
Net Assets — 100.0% ................................. $ 1,084,561,905
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 460,950  $ 4,335,143
(a)
$ —  $ (652) $ 762  $ 4,796,203  4,796,203  $ 1,585
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,712,000  —  (303,881)
(a)
—  —  1,408,119  1,408,119  3,827  —
$ (652) $ 762
$ 6,204,322
$ 5,412  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 23 09/16/22 $ 1,719 $ 91,557

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,082,705,012  $ —  $ —  $ 1,082,705,012
Short-Term Securities
Money Market Funds ...................................... 6,204,322  —  —  6,204,322
$ 1,088,909,334  $ —  $ —  $ 1,088,909,334
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 91,557  $ —  $ —  $ 91,557
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.